Financial Instruments carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]

Carrying value of the financial instruments held at fair value[1]

	Dec 31, 2018			Dec 31, 2017
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	75,415	67,560	9,763	106,075	69,543	9,043
Trading securities	75,210	61,424	4,086	105,792	62,770	4,634
Other trading assets	205	6,136	5,676	283	6,773	4,409
Positive market values from derivative financial instruments	10,140	301,609	8,309	12,280	341,413	7,340
Non-trading financial assets mandatory at fair value through profit or loss	8,288	86,090	6,066	N/A	N/A	N/A
Financial assets designated at fair value through profit or loss	104	0	0	6,547	83,242	1,488
Financial assets at fair value through other comprehensive income	32,517	18,397	268	N/A	N/A	N/A
Financial assets available for sale	N/A	N/A	N/A	29,579	15,713	4,104
Other financial assets at fair value	42	2,779 [2]	207	0	3,258 [2]	47
Total financial assets held at fair value	126,505	476,435	24,614	154,480	513,169	22,022

Financial liabilities held at fair value:
Trading liabilities	42,548	17,361	15	53,644	17,817	2
Trading securities	42,547	17,082	0	53,644	17,503	2
Other trading liabilities	1	279	15	0	314	0
Negative market values from derivative financial instruments	9,638	285,561	6,289	9,163	327,572	5,992
Financial liabilities designated at fair value through profit or loss	119	51,617	2,021	4	62,426	1,444
Investment contract liabilities	0	512	0	0	574	0
Other financial liabilities at fair value	201	2,658 [2]	(611)[3]	0	2,559 [2,4]	(298)[3]
Total financial liabilities held at fair value	52,505	357,709	7,714	62,810	410,948	7,139

[1] Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

[2] Predominantly relates to derivatives qualifying for hedge accounting.

[3] Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

[4] Restatement undertaken represents pure reclass from Note 14 “Fair Value of Financial Instruments not carried at Fair Value” to Note 13 “Financial Instruments carried at Fair Value”- no change in amounts. Amounts are carried at fair value.

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]

Reconciliation of financial instruments classified in Level 3

	Dec 31, 2018
in € m.	Balance, beginning of year	Changes in the group of consoli- dated companies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	4,148	6	105	2,146	(1,908)	0	(481)	897	(826)	4,086
Positive market values from derivative financial instruments	7,340	0	718	0	0	0	(137)	1,940	(1,551)	8,309
Other trading assets	4,426	0	233	981	(2,027)	3,055	(1,241)	506	(257)	5,676
Non-trading financial assets mandatory at fair value through profit or loss	4,573	3	426	3,627	(567)	1,013	(3,128)	411	(292)	6,066
Financial assets designated at fair value through profit or loss	91	0	4	0	0	0	(22)	0	(72)	0
Financial assets at fair value through other comprehensive income	231	3	(4)	260	(162)	0	(6)	2	(55)	268
Other financial assets at fair value	47	0	0	0	0	0	0	207	(47)	207
Total financial assets held at fair value	20,855 [8]	12	1,481 [6,7]	7,014	(4,664)	4,068	(5,015)	3,963	(3,100)	24,614
Financial liabilities held at fair value:
Trading securities	2	0	(1)	0	0	0	0	0	(1)	0
Negative market values from derivative financial instruments	5,992	0	531	0	0	0	(522)	1,319	(1,031)	6,289
Other trading liabilities	0	0	(1)	0	0	0	16	0	0	15
Financial liabilities designated at fair value through profit or loss	1,444	0	(121)	0	0	692	(270)	408	(134)	2,021
Other financial liabilities at fair value	(298)	0	(299)	0	0	0	38	(29)	(23)	(611)
Total financial liabilities held at fair value	7,139	0	110 [6,7]	0	0	692	(738)	1,699	(1,189)	7,714

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 8 million recognized in other comprehensive income, net of tax, and a loss of € 4 million recognized in the income statement presented in net gains (losses).

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 136 million and for total financial liabilities held at fair value this is a loss of € 33 million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.

[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

[8]Opening balances have been restated due to reassessment of trades due to IFRS 9.

	Dec 31, 2017
in € m.	Balance, beginning of year	Changes in the group of consoli- dated companies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	5,012	(1)	(153)	2,144	(1,660)	0	(818)	772	(662)	4,634
Positive market values from derivative financial instruments	9,798	0	(610)	0	0	0	(1,889)	2,298	(2,257)	7,340
Other trading assets	5,674	(7)	(283)	2,095	(2,328)	636	(1,803)	950	(524)	4,409
Financial assets designated at fair value through profit or loss	1,601	0	(78)	807	(118)	63	(710)	58	(134)	1,488
Financial assets available for sale	4,153	(40)	205 [5]	722	(249)	0	(1,206)	539	(21)	4,104
Other financial assets at fair value	33	0	33	0	0	0	(26)	7	0	47
Total financial assets held at fair value	26,271	(47)	(886)[6,7]	5,768	(4,356)	699	(6,453)	4,624	(3,598)	22,022
Financial liabilities held at fair value:
Trading securities	52	0	(6)	0	0	0	(46)	1	0	2
Negative market values from derivative financial instruments	8,857	(5)	(64)	0	0	0	(1,827)	924	(1,892)	5,992
Other trading liabilities	0	0	0	0	0	0	0	0	0	0
Financial liabilities designated at fair value through profit or loss	2,229	(7)	(128)	0	0	146	(564)	154	(387)	1,444
Other financial liabilities at fair value	(848)	0	268	0	0	0	286	(18)	15	(298)
Total financial liabilities held at fair value	10,290	(12)	69 [6,7]	0	0	146	(2,151)	1,061	(2,265)	7,139

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on available for sale include a gain of € 94 million recognized in other comprehensive income, net of tax, and a loss of € 8 million recognized in the income statement presented in net gains (losses) on financial assets available for sale.

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 565 million and for total financial liabilities held at fair value this is a gain of € 123 million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.

[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]

Breakdown of the sensitivity analysis by type of instrument[1]

	Dec 31, 2018		Dec 31, 2017
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	179	118	126	90
Commercial mortgage-backed securities	5	4	6	6
Mortgage and other asset-backed securities	38	37	26	28
Corporate, sovereign and other debt securities	136	77	94	56
Equity securities	84	67	95	67
Derivatives:
Credit	151	116	155	125
Equity	257	207	164	138
Interest related	346	206	340	173
Foreign Exchange	49	26	65	12
Other	106	89	106	73
Loans:
Loans	475	219	504	320
Other	0	0	0	0
Total	1,647	1,046	1,556	999

[1]Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

Quantitative Information about Fair Value (Level 3) [text block table]

Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Dec 31, 2018
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – held for trading, mandatory at fair value, designated at fair value, at fair value through OCI:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	66	0	Price based	Price	0%	120%
			Discounted cash flow	Credit spread (bps)	97	1,444
Mortgage- and other asset-backed securities	745	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	26	2,203
				Recovery rate	0%	90%
				Constant default rate	0%	16%
				Constant prepayment rate	0%	42%
Total mortgage- and other asset-backed securities	811	0
Debt securities and other debt obligations	3,876	1,764	Price based	Price	0%	148%
Held for trading	3,037	0	Discounted cash flow	Credit spread (bps)	5	582
Corporate, sovereign and other debt securities	3,037
Non-trading financial assets mandatory at fair value through profit or loss	726
Designated at fair value through profit or loss	0	1,764
Financial assets at fair value through other comprehensive income	114
Equity securities	1,244	0	Market approach	Price per net asset value	70%	100%
Held for trading	239	0		Enterprise value/EBITDA (multiple)	6	17
Non-trading financial assets mandatory at fair value through profit or loss	1,005		Discounted cash flow	Weighted average cost capital	7%	20%
Loans	7,167	15	Price based	Price	0%	341%
Held for trading	5,651	15	Discounted cash flow	Credit spread (bps)	40	930
Non-trading financial assets mandatory at fair value through profit or loss	1,362			Constant default rate	0	0
Designated at fair value through profit or loss	0	0		Recovery rate	35%	40%
Financial assets at fair value through other comprehensive income	154
Loan commitments	0	0	Discounted cash flow	Credit spread (bps)	30	2,864
				Recovery rate	25%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,999 [2]	257 [3]	Discounted cash flow	IRR	3%	46%
				Repo rate (bps)	65	387
Total non-derivative financial instruments held at fair value	16,097	2,037

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2] Other financial assets include € 26 million of other trading assets and € 3.0 billion of other financial assets mandatory at fair value.

[3] Other financial liabilities include € 185 million of securities sold under repurchase agreements designated at fair value and € 72 million of other financial liabilities designated at fair value.

Dec 31, 2018
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,264	2,568	Discounted cash flow	Swap rate (bps)	(124)	2,316
				Inflation swap rate	1%	6%
				Constant default rate	0%	35%
				Constant prepayment rate	2%	43%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	31%
				IR - IR correlation	(30) %	90%
				Hybrid correlation	(59) %	75%
Credit derivatives	638	964	Discounted cash flow	Credit spread (bps)	0	1,541
				Recovery rate	0%	80%
			Correlation pricing model	Credit correlation	25%	85%
Equity derivatives	1,583	1,498	Option pricing model	Stock volatility	4%	96%
				Index volatility	11%	79%
				Index - index correlation	1	1
				Stock - stock correlation	2%	89%
				Stock Forwards	0%	63%
				Index Forwards	0%	5%
FX derivatives	1,034	1,005	Option pricing model	Volatility	(6) %	34%
Other derivatives	997	(357)[1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	5%	92%
				Commodity correlation	0%	0%
Total market values from derivative financial instruments	8,516	5,677

[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

	Dec 31, 2017
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – held for trading, designated at fair value and available for sale:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	79	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	136	2,217
Mortgage- and other asset-backed securities	714	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	12	2,000
				Recovery rate	0%	90%
				Constant default rate	0%	25%
				Constant prepayment rate	0%	29%
Total mortgage- and other asset-backed securities	793	0
Debt securities and other debt obligations	3,870	1,307	Price based	Price	0%	176%
Held for trading	3,559	2	Discounted cash flow	Credit spread (bps)	34	500
Corporate, sovereign and other debt securities	3,559
Designated at fair value through profit or loss	44	1,305
Available-for-sale	267
Equity securities	913	0	Market approach	Price per net asset value	60%	100%
Held for trading	282	0		Enterprise value/EBITDA (multiple)	1	14
Designated at fair value through profit or loss	151		Discounted cash flow	Weighted average cost capital	8%	20%
Available-for-sale	480
Loans	7,397	0	Price based	Price	0%	161%
Held for trading	4,376	0	Discounted cash flow	Credit spread (bps)	190	1,578
Designated at fair value through profit or loss	338	0		Constant default rate	–	–
Available-for-sale	2,684			Recovery rate	40%	40%
Loan commitments	0	8	Discounted cash flow	Credit spread (bps)	5	261
				Recovery rate	37%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,710 [2]	131 [3]	Discounted cash flow	IRR	1%	24%
				Repo rate (bps)	224	254
Total non-derivative financial instruments held at fair value	14,683	1,446

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2]Other financial assets include € 34 million of other trading assets, € 956 million of other financial assets designated at fair value and € 674 million other financial assets available for sale.

[3]Other financial liabilities include € 131 million of securities sold under repurchase agreements designated at fair value.

Dec 31, 2017
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,466	2,250	Discounted cash flow	Swap rate (bps)	(72)	1,036
				Inflation swap rate	(3) %	11%
				Constant default rate	0%	16%
				Constant prepayment rate	2%	38%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	103%
				IR - IR correlation	(25) %	100%
				Hybrid correlation	(85) %	90%
Credit derivatives	630	909	Discounted cash flow	Credit spread (bps)	0	17,957
				Recovery rate	0%	94%
			Correlation pricing model	Credit correlation	37%	90%
Equity derivatives	728	1,347	Option pricing model	Stock volatility	6%	90%
				Index volatility	7%	53%
				Index - index correlation	–	–
				Stock - stock correlation	2%	93%
				Stock Forwards	0%	7%
				Index Forwards	0%	95%
FX derivatives	1,113	1,058	Option pricing model	Volatility	(6) %	31%
Other derivatives	402	129 [1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	0%	79%
				Commodity correlation	10%	75%
Total market values from derivative financial instruments	7,340	5,693

[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date [text block table]
in € m.	Dec 31, 2018	Dec 31, 2017
Financial assets held at fair value:
Trading securities	46	(15)
Positive market values from derivative financial instruments	1,152	171
Other trading assets	136	55
Non-trading financial assets mandatory at fair value through profit or loss	354	N/A
Financial assets designated at fair value through profit or loss	0	2
Financial assets at fair value through other comprehensive income	2	N/A
Financial assets available for sale	N/A	123
Other financial assets at fair value	2	33
Total financial assets held at fair value	1,692	368
Financial liabilities held at fair value:
Trading securities	0	3
Negative market values from derivative financial instruments	(849)	(740)
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	124	4
Other financial liabilities at fair value	294	(249)
Total financial liabilities held at fair value	(431)	(981)
Total	1,261	(613)

Recognitions of Trade Date Profit [text block table]
in € m.	2018	2017
Balance, beginning of year	596[1]	916
New trades during the period	226	277
Amortization	(126)	(282)
Matured trades	(126)	(140)
Subsequent move to observability	(42)	(71)
Exchange rate changes	2	(11)
Balance, end of year	531	690

[1] Opening balances have been restated due to reassessment of trades due to IFRS 9.